UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/05

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    02/10/06

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              47
                                               --------

Form 13F Information Table Value Total:        $143,795
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                        VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
---------------------------- -------------- --------- -----------   --------  ---  ----  ------- -------- --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                      COM             00817y108   820      8700        SH        Sole              3500             5200
Aflac Inc                      COM             001055102   506     10900        SH        Sole                              10900
AmerUs Group                   COM             03072m108   941     16600        SH        Sole                              16600
Bank Of America Corp           COM             060505104   554     12000        SH        Sole             12000
Barclays PLC                   ADR             06738e204   337      8000        SH        Sole              8000
Best Buy Inc                   COM             086516101  3026     69600        SH        Sole                              69600
Briggs & Stratton Corp         COM             109043109   272      7000        SH        Sole              7000
Campbell Soup Co               COM             134429109   679     22800        SH        Sole                              22800
Caremark RX Inc                COM             141705103  1839     35500        SH        Sole                              35500
Central European Dist          COM             153435102  1935     48200        SH        Sole              6000            42200
Dean Foods Co                  COM             242370104  6945    184412        SH        Sole             15000           169412
Diamonds Trust                 UNIT SER 1      252787106  9337     87300        SH        Sole              4000            83300
Eaton Corp                     COM             278058102   537      8000        SH        Sole              8000
Energy SPDR                    SBI INT-ENERGY  81369y506  1761     35000        SH        Sole                              35000
ExxonMobil Corp                COM             30231G102  1090     19400        SH        Sole                              19400
Franklin Res Inc               COM             354613101  1175     12500        SH        Sole                              12500
Freescale Semiconductor        COM CL A        35687m107  3145    124870        SH        Sole             10000           114870
General Dynamics Corp          COM             369550108  7972     69900        SH        Sole                              69900
Genzyme Corp Genl              COM GENL DIV    372917104  4417     62400        SH        Sole                              62400
Google Inc                     COM             38259p508   415      1000        SH        Sole              1000
Koninklijke Philips Electrs    NY REG SH NEW   500472303   249      8000        SH        Sole              8000
Landstar Systems Inc           COM             515098101  1419     34000        SH        Sole                              34000
Legg Mason Inc                 COM             524901105  1197     10000        SH        Sole              3000             7000
Midcap Spdr Tr Unit Ser 1      UNIT SER 1      595635103  9302     69063        SH        Sole              4000            65063
Motorola Inc                   COM             620076109  1568     69400        SH        Sole                              69400
Nasdaq 100 Tr Unit             UNIT SER 1      631100104  8192    202700        SH        Sole             10000           192700
Norfolk Southern               COM             655844108  2228     49700        SH        Sole                              49700
Nvidia Corp                    COM             67066g104   292      8000        SH        Sole              8000
Oil Service Holders Tr         DEPOSTRY RCPT   678002106  4894     38000        SH        Sole              2200            35800
Progress Software Corp         COM             743312100   468     16500        SH        Sole                              16500
Prudential Financial Inc       COM             744320102   944     12900        SH        Sole                              12900
RTI Intl Metals                COM             74973w107   710     18700        SH        Sole                              18700
Stericycle Inc                 COM             858912108  3768     64000        SH        Sole                              64000
Sunrise Senior Living, Inc     COM             86768K106  3735    110800        SH        Sole             20000            90800
Target Corporation             COM             87612e106   440      8000        SH        Sole              8000
Technology SPDR                SBI INT-TECH    81369Y803  5319    254500        SH        Sole             10000           244500
Texas Instruments              COM             882508104  3448    107500        SH        Sole                             107500
United Technologies            COM             913017109  8806    157500        SH        Sole              8000           149500
Unitedhealth Group             COM             91324p102  5056     81364        SH        Sole             15000            66364
VimpelComm                     SPONSORED ADR   68370r109  1314     29700        SH        Sole                              29700
Waste Connections Inc          COM             941053100  3953    114700        SH        Sole                             114700
Yahoo Inc                      COM             984332106  1599     40800        SH        Sole                              40800
iShares Dividend Index Fund    DJ SEL DIV INX  464287168  4086     66700        SH        Sole                              66700
iShares Russell 2000 Indx Fd   RUSSELL 2000    464287655 11649    174600        SH        Sole              7000           167600
iShares Tr MSCI EAFE Index Fd  MSCI EAFE IDX   464287465  4297     72300        SH        Sole                              72300
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT  464287234  6861     77742        SH        Sole                              77742
iShares Tr Transportation Inde TRANSP AVE IDX  464287192   302      4000        SH        Sole              4000
REPORT SUMMARY                          47 DATA RECORDS 143795              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
